CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (27,337)	$ (22,599)	$ (37,066)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,408	2,166	2,633
Depreciation	989	1,394	1,593
Increase (decrease) in Severance pay, net	(22)	46	(33)
Loss (gain) from property and equipment sales and disposals	(135)	52
Decrease (increase) in interest receivables from short-term bank deposits	66	(288)	247
Decrease (increase) in other accounts receivable and prepaid expenses	(142)	(179)	422
Decrease (increase) in long-term prepaid expenses	83	(666)	(18)
Decrease in operating lease right of use asset	2,165
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(3,502)	2,691	1,564
Increase (decrease) in deferred participation in R&D expenses	(627)	4,092
Decrease in operating lease liability	(1,834)
Net cash used in operating activities	(27,888)	(13,291)	(30,658)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	59,403	27,400	71,560
Investment in short-term bank deposits	(54,300)	(62,403)	(24,900)
Purchase of property and equipment	(155)	(158)	(385)
Proceeds from sale of property and equipment	382	2
Net cash provided by (used in) investing activities	5,330	(35,159)	46,275
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	22,758	27,711
Proceeds from exercise of options	3,173	685	201
Net cash provided by financing activities	25,931	28,396	201
Increase (decrease) in cash, cash equivalents and restricted cash	3,373	(20,054)	15,818
Cash, cash equivalents and restricted cash at the beginning of the year	6,466	26,520	10,702
Cash and cash equivalents and restricted cash at the end of the year	9,839	6,466	26,520
Supplemental disclosure of non-cash investing and financing activities:
Change in receivables from foreign currency derivative contracts		17	(10)
Purchase of property and equipment	47	15	33
Receivables on account of shares	76
Right of use asset	363
Operating lease liability	(363)
Cash paid (received) during the year for:
Cash paid for amounts included in the measurement of lease liabilities	1,577
Interest payments received from bank short-term deposits and cash equivalents	$ 1,002	$ 355	$ 640